UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Fund

Eaton Vance

Risk-Managed Equity Option Fund

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.1%
Boeing Co. (The)	7,017	$729,207
United Technologies Corp.	3,654	365,765

		$1,094,972

Automobiles — 0.6%
Honda Motor Co., Ltd.	6,446	$231,123

		$231,123

Beverages — 3.7%
Beam, Inc.	5,387	$337,496
Coca-Cola Co. (The)	16,579	632,986
PepsiCo, Inc.	4,434	353,523

		$1,324,005

Biotechnology — 4.4%
Celgene Corp.(1)	4,875	$682,402
Gilead Sciences, Inc.(1)	14,851	895,070

		$1,577,472

Capital Markets — 1.9%
Charles Schwab Corp. (The)	18,789	$392,314
Morgan Stanley	10,962	282,381

		$674,695

Chemicals — 2.9%
LyondellBasell Industries NV, Class A	5,014	$351,732
Monsanto Co.	3,633	355,634
PPG Industries, Inc.	2,052	320,543

		$1,027,909

Commercial Banks — 3.0%
PNC Financial Services Group, Inc. (The)	6,033	$436,005
Regions Financial Corp.	44,090	414,446
SunTrust Banks, Inc.	6,846	219,209

		$1,069,660

Communications Equipment — 1.4%
F5 Networks, Inc.(1)	2,424	$202,113
QUALCOMM, Inc.	4,389	290,903

		$493,016

Computers & Peripherals — 3.7%
Apple, Inc.	2,691	$1,310,652

		$1,310,652

Consumer Finance — 1.7%
American Express Co.	8,459	$608,287

		$608,287

Security	Shares	Value
Diversified Financial Services — 5.2%
Bank of America Corp.	36,174	$510,777
Citigroup, Inc.	14,185	685,561
JPMorgan Chase & Co.	13,279	670,988

		$1,867,326

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	10,754	$363,808
Verizon Communications, Inc.	11,442	542,122

		$905,930

Electric Utilities — 2.4%
Duke Energy Corp.	3,134	$205,590
Edison International	3,798	174,290
NextEra Energy, Inc.	3,717	298,698
Southern Co. (The)	4,322	179,882

		$858,460

Electrical Equipment — 1.4%
Emerson Electric Co.	8,450	$510,126

		$510,126

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	25,183	$353,569

		$353,569

Energy Equipment & Services — 1.9%
Cameron International Corp.(1)	2,121	$120,452
Halliburton Co.	12,004	576,192

		$696,644

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	3,276	$366,486

		$366,486

Food Products — 2.2%
Hershey Co. (The)	3,516	$323,296
Mondelez International, Inc., Class A	14,912	457,351

		$780,647

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	10,865	$362,131
Covidien PLC	5,996	356,162

		$718,293

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.(1)	5,729	$365,969

		$365,969

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	3,858	$364,041

		$364,041

Household Products — 1.5%
Procter & Gamble Co.	6,980	$543,672

		$543,672

Industrial Conglomerates — 3.2%
Danaher Corp.	7,859	$514,922
General Electric Co.	26,423	611,428

		$1,126,350

Security	Shares	Value
Insurance — 2.6%
ACE, Ltd.	3,023	$265,178
Aflac, Inc.	7,549	436,257
MetLife, Inc.	5,271	243,467

		$944,902

Internet & Catalog Retail — 3.7%
Amazon.com, Inc.(1)	2,927	$822,428
Netflix, Inc.(1)	1,822	517,284

		$1,339,712

Internet Software & Services — 5.2%
eBay, Inc.(1)	10,967	$548,240
Facebook, Inc., Class A(1)	5,016	207,061
Google, Inc., Class A(1)	1,293	1,095,042

		$1,850,343

IT Services — 2.9%
Accenture PLC, Class A	6,719	$485,448
Visa, Inc., Class A	3,058	533,376

		$1,018,824

Machinery — 1.1%
Deere & Co.	4,588	$383,740

		$383,740

Media — 3.1%
Comcast Corp., Class A	13,225	$556,640
Walt Disney Co. (The)	8,939	543,760

		$1,100,400

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	8,925	$269,714

		$269,714

Multi-Utilities — 0.8%
Sempra Energy	3,558	$300,366

		$300,366

Multiline Retail — 2.1%
Dollar General Corp.(1)	7,232	$390,311
Macy’s, Inc.	7,769	345,177

		$735,488

Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	3,067	$280,385
Chevron Corp.	3,501	421,626
EOG Resources, Inc.	2,925	459,371
Exxon Mobil Corp.	3,545	308,982
Marathon Oil Corp.	8,315	286,286
Occidental Petroleum Corp.	8,011	706,650
Phillips 66	7,314	417,629
Range Resources Corp.	3,547	265,954

		$3,146,883

Security	Shares	Value
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	4,948	$323,401

		$323,401

Pharmaceuticals — 5.4%
AbbVie, Inc.	6,383	$271,980
Johnson & Johnson	3,373	291,461
Pfizer, Inc.	29,160	822,604
Roche Holding AG ADR	3,148	195,994
Roche Holding AG PC	480	119,647
Shire PLC ADR	2,129	234,658

		$1,936,344

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	2,389	$295,997
Boston Properties, Inc.	2,968	304,220

		$600,217

Road & Rail — 1.7%
Union Pacific Corp.	4,040	$620,302

		$620,302

Software — 3.2%
Microsoft Corp.	22,987	$767,766
Oracle Corp.	11,655	371,328

		$1,139,094

Specialty Retail — 0.8%
Home Depot, Inc. (The)	3,755	$279,710

		$279,710

Textiles, Apparel & Luxury Goods — 0.9%
Michael Kors Holdings, Ltd.(1)	1,523	$112,839
NIKE, Inc., Class B	3,039	190,910

		$303,749

Tobacco — 0.9%
Philip Morris International, Inc.	3,836	$320,076

		$320,076

Total Common Stocks (identified cost $28,933,119)		$35,482,569

Put Options Purchased — 0.8%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	17	$1,635	9/6/13	$24,820
S&P 500 Index	17	1,600	9/13/13	16,405
S&P 500 Index	17	1,595	9/21/13	21,335
S&P 500 Index	17	1,560	9/27/13	17,340
S&P 500 Index FLEX	17	1,655	9/3/13	43,961
S&P 500 Index FLEX	17	1,630	9/4/13	18,376
S&P 500 Index FLEX	17	1,630	9/9/13	27,116
S&P 500 Index FLEX	16	1,635	9/11/13	31,891
S&P 500 Index FLEX	18	1,585	9/16/13	14,877
S&P 500 Index FLEX	17	1,590	9/18/13	17,567
S&P 500 Index FLEX	17	1,605	9/23/13	28,541
S&P 500 Index FLEX	17	1,565	9/25/13	15,929

Total Put Options Purchased (identified cost $168,371)				$278,158

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$35	$35,134

Total Short-Term Investments (identified cost $35,134)		$35,134

Total Investments — 100.2% (identified cost $29,136,624)		$35,795,861

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	17	$1,720	9/6/13	$(127)
S&P 500 Index	17	1,690	9/13/13	(1,743)
S&P 500 Index	17	1,685	9/21/13	(5,738)
S&P 500 Index	17	1,670	9/27/13	(15,810)
S&P 500 Index FLEX	17	1,732	9/3/13	0
S&P 500 Index FLEX	17	1,715	9/4/13	(2)
S&P 500 Index FLEX	17	1,719	9/9/13	(80)
S&P 500 Index FLEX	16	1,715	9/11/13	(238)
S&P 500 Index FLEX	18	1,683	9/16/13	(5,345)
S&P 500 Index FLEX	17	1,678	9/18/13	(7,621)
S&P 500 Index FLEX	17	1,695	9/23/13	(5,328)
S&P 500 Index FLEX	17	1,668	9/25/13	(16,325)

Total Call Options Written (premiums received $173,534)				$(58,357)

Other Assets, Less Liabilities — 0.0%(3)				$9,206

Net Assets — 100.0%				$35,746,710

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2013 was $26.

(3)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,795,356

Gross unrealized appreciation	$7,220,207
Gross unrealized depreciation	(219,702)

Net unrealized appreciation	$7,000,505

A summary of open financial instruments at August 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
9/30/13	Japanese Yen 23,945,000	United States Dollar 245,118	Credit Suisse International	$ 1,214

Written options activity for the fiscal year to date ended August 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	322	$263,097
Options written	2,430	1,939,841
Options terminated in closing purchase transactions	(1,459)	(1,183,004)
Options expired	(1,089)	(846,400)

Outstanding, end of period	204	$173,534

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection. During the fiscal year to date ended August 31, 2013, the Fund also entered into a combination of option transactions on an individual security to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at August 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options Purchased	$278,158	$—
Equity Price	Options Written	—	(58,357)

		$278,158	$(58,357)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,214	$—

		$1,214	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,123,100	$231,123	$—	$4,354,223
Consumer Staples	3,658,287	—	—	3,658,287
Energy	3,843,527	—	—	3,843,527
Financials	5,765,087	—	—	5,765,087
Health Care	4,478,431	119,647	—	4,598,078
Industrials	3,735,490	—	—	3,735,490
Information Technology	6,165,498	—	—	6,165,498
Materials	1,297,623	—	—	1,297,623
Telecommunication Services	905,930	—	—	905,930
Utilities	1,158,826	—	—	1,158,826
Total Common Stocks	$35,131,799	$350,770 *	$—	$35,482,569
Put Options Purchased	$79,900	$198,258	$—	$278,158
Short-Term Investments	—	35,134	—	35,134
Total Investments	$35,211,699	$584,162	$—	$35,795,861
Forward Foreign Currency Exchange Contracts	$—	$1,214	$—	$1,214
Total	$35,211,699	$585,376	$—	$35,797,075

Liability Description
Call Options Written	$(23,418)	$(34,939)	$—	$(58,357)
Total	$(23,418)	$(34,939)	$—	$(58,357)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013